Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001133416
Registrant Name	Galectin Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A